MARKETABLE SECURITIES (Schedule of amortized cost, unrealized gains and losses, and fair value of available-for-sale) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Amortized cost	$ 35,857
Gross unrealized gains
Gross unrealized losses	(168)
Fair value	35,689
Corporate debentures [Member]
Amortized cost	32,734
Gross unrealized gains
Gross unrealized losses	(154)
Fair value	32,580
U.S. Agencies debentures [Member]
Amortized cost	2,457
Gross unrealized gains
Gross unrealized losses	(14)
Fair value	2,443
Government treasuries [Member]
Amortized cost	666
Gross unrealized gains
Gross unrealized losses
Fair value	$ 666